Leases - Components of Operating Lease Costs (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Lease, Cost [Abstract]
Operating lease costs	$ 1,206,000	$ 1,700,000	$ 3,627,000	$ 3,700,000	$ 5,200,000	$ 1,200,000
Short-term lease costs	5,000		14,000
Variable lease costs	553,000		1,663,000
Sublease income	(337,000)	$ 0	(495,000)	$ 0
Lease, cost	$ 1,427,000		$ 4,809,000